Commitments and Contingencies	6 Months Ended
Jun. 30, 2022
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies

NOTE 12 – COMMITMENTS AND CONTINGENCIES

Navios Partners is involved in various disputes and arbitration proceedings arising in the ordinary course of business. Provisions have been recognized in the financial statements for all such proceedings where Navios Partners believes that a liability may be probable, and for which the amounts are reasonably estimable, based upon facts known at the date the financial statements were prepared. Management believes the ultimate disposition of these matters will be immaterial individually and in the aggregate to Navios Partners’ financial position, results of operations or liquidity.

In November 2017, Navios Partners agreed to bareboat charter-in, under a ten-year bareboat contract, from an unrelated third party, the Navios Libra, a newbuilding Panamax vessel of 82,011 dwt, delivered on July 24, 2019. Navios Partners agreed to pay in total $5,540, representing a deposit for the option to acquire the vessel after the end of the fourth year, of which the first half of $2,770 was paid during the year ended December 31, 2017 and the second half of $2,770 was paid during the year ended December 31, 2018. As of June 30, 2022, the total amount of $6,451, including expenses, is presented under the caption “Other long-term assets” in the condensed Consolidated Balance Sheets.

On October 18, 2019, Navios Partners agreed to bareboat charter-in, under a ten-year bareboat contract each, from an unrelated third party, the Navios Amitie and the Navios Star, two newbuilding Panamax vessels of 82,002 dwt and 81,994 dwt, respectively. The vessels were delivered in Navios Partner’s fleet on May 28, 2021 and June 10, 2021, respectively. Navios Partners has the option to acquire the vessels after the end of the fourth year for the remaining period of the bareboat charters. Navios Partners had agreed to pay in total $12,328, representing a deposit for the option to acquire the vessels after the end of the fourth year, of which $1,434 was paid during the year ended December 31, 2019, $10,034 was paid during the year ended December 31, 2020, and the remaining amount of $860 was paid upon the delivery of the vessels. As of June 30, 2022, the total amount of $13,648, including expenses, is presented under the caption “Other long-term assets” in the condensed Consolidated Balance Sheets.

On January 25, 2021, Navios Partners agreed to bareboat charter-in, under a 15-year bareboat contract each, from an unrelated third party, three newbuilding Capesize vessels of approximately 180,000 dwt each. Navios Partners has the options to acquire the vessels after the end of year four for the remaining period of the bareboat charters. Navios Partners agreed to pay in total $10,500, representing a deposit for the options to acquire the vessels after the end of the fourth year, of which $5,250 was paid in August 2021 and the remaining amount of $5,250 will be paid upon the delivery of the vessels. The vessels are expected to be delivered into Navios Partners’ fleet during the second half of 2022 and the first half of 2023. As of June 30, 2022, the total amount of $5,508, including expenses, is presented under the caption “Other long-term assets” in the condensed Consolidated Balance Sheets.

On March 25, 2021, Navios Partners agreed to bareboat charter-in, under a 15-year bareboat contract, from an unrelated third party, one newbuilding Capesize vessel, of approximately 180,000 dwt. Navios Partners has the option to acquire the vessel after the end of year four for the remaining period of the bareboat charter. Navios Partners agreed to pay in total $3,500, representing a deposit for the option to acquire the vessel after the end of the fourth year of which $1,750 was paid in August 2021 and the remaining amount of $1,750 will be paid upon the delivery of the vessel. The vessel is expected to be delivered by the first half of 2023. As of June 30, 2022, the total amount of $1,820, including expenses, is presented under the caption “Other long-term assets” in the condensed Consolidated Balance Sheets.

In June 2021, Navios Partners agreed to bareboat charter-in, under a ten-year bareboat contract, from an unrelated third party, one newbuilding Capesize vessel, of approximately 180,000 dwt. Navios Partners has the option to acquire the vessel after the end of year four for the remaining period of the bareboat charter. Navios Partners agreed to pay in total $12,000, representing a deposit for the option to acquire the vessel after the end of the fourth year of which $6,000 was paid in September 2021 and the remaining amount of $6,000 will be paid upon the delivery of the vessel. The vessel is expected to be delivered by the second half of 2022. In September 2021, Navios Partners declared its option to purchase the vessel. As of June 30, 2022, the total amount of $6,348, including expenses, is presented under the caption “Other long-term assets” in the condensed Consolidated Balance Sheets.

Pursuant to a novation agreement dated December 20, 2021, the Company agreed to novate the shipbuilding contract and to simultaneously enter into a bareboat charter agreement to bareboat charter-in a newbuilding Panamax vessel of 82,003 dwt, under a ten-year bareboat contract, from an unrelated third party, the Navios Primavera. On July 27, 2022, Navios Partners took delivery of the Navios Primavera. Navios Partners agreed to pay in total $6,316, of which $3,158 was paid in April 2021 and the remaining amount of $3,158 was paid in the first quarter of 2022. In December 2021, Navios Partners declared its option to purchase the vessel. The Company-lessee has performed an assessment based on provisions of ASC 842 and concluded that it controls the underlying asset that is under construction before the commencement date of the lease. Consequently, as of June 30, 2022, the Company has capitalized the installments paid by the owner-lessor to the yard, amounted to $6,316 and recognized an equal amounted liability presented under the caption “Other long-term liabilities” in the condensed Consolidated Balance Sheets. As of June 30, 2022, the total amount of $12,632 (including installments of $6,316 paid by the owner-lessor to the yard) is presented under the caption “Deposits for vessels acquisitions” in the condensed Consolidated Balance Sheets.

On July 2, 2021, Navios Partners agreed to purchase four 5,300 TEU newbuilding containerships, from an unrelated third party, for a purchase price of $61,600 each. The vessels are expected to be delivered into Navios Partners’ fleet during the second half of 2023 and first half of 2024. Navios Partners agreed to pay in total $18,480 in three installments for each vessel and the remaining amount of $43,120 for each vessel plus extras will be paid upon delivery of the vessel. On August 13, 2021, the first installment of each vessel of $6,160, or $24,640 accumulated for the four vessels, was paid. In May 2022, the aggregate amount of $12,320 in relation to the second instalment for two vessels, was paid. As of June 30, 2022, the total amount of $36,960 is presented under the caption “Deposits for vessels acquisitions” in the condensed Consolidated Balance Sheets.

On October 1, 2021, Navios Partners exercised its option to acquire two 5,300 TEU newbuilding containerships, from an unrelated third party, for a purchase price of $61,600 each. The vessels are expected to be delivered into Navios Partners’ fleet during the second half of 2024. Navios Partners agreed to pay in total $18,480 in three installments for each vessel and the remaining amount of $43,120 for each vessel plus extras will be paid upon delivery of the vessel. On November 15, 2021, the first installment of each vessel of $6,160, or $12,320 accumulated for the two vessels, was paid. As of June 30, 2022, the total amount of $12,320 is presented under the caption “Deposits for vessels acquisitions” in the condensed Consolidated Balance Sheets.

In November 2021, Navios Partners agreed to purchase four 5,300 TEU newbuilding containerships (two plus two optional), from an unrelated third party, for a purchase price of $62,825 each. The vessels are expected to be delivered into Navios Partners’ fleet during the second half of 2023 and in 2024. Navios Partners agreed to pay in total $25,130 in four installments for each vessel and the remaining amount of $37,695 plus extras for each vessel will be paid upon delivery of the vessel. In the first quarter of 2022, the aggregate amount of $12,565 in relation to the first installment for two vessels, was paid. In the second quarter of 2022, the aggregate amount of $18,848 in relation to the first installment for two vessels and the second installment of one vessel, was paid. As of June 30, 2022, the total amount of $31,413 is presented under the caption “Deposits for vessels acquisitions” in the condensed Consolidated Balance Sheets.

Pursuant to a novation agreement dated January 28, 2022, the Company agreed to novate the shipbuilding contract and to simultaneously enter into a bareboat charter agreement to bareboat charter-in a newbuilding Panamax vessel, under a ten-year bareboat contract, from an unrelated third party. The vessel has approximately 81,000 dwt and is expected to be delivered in Navios Partners’ fleet during the first half of 2023. Navios Partners agreed to pay in total $6,860, of which $3,430 was paid in July 2021 and the remaining amount of $3,430 was paid in April 2022. In January 2022, Navios Partners declared its option to purchase the vessel. As of June 30, 2022, the total amount of $6,860 is presented under the caption “Deposits for vessels acquisitions” in the condensed Consolidated Balance Sheets.

In April 2022, Navios Partners agreed to purchase four 115,000 dwt Aframax/LR2 newbuilding vessels for a purchase price of $58,500 each (plus $4,158 in additional features). The vessels are expected to be delivered into Navios Partners’ fleet during 2024 and the first quarter of 2025. Navios Partners agreed to pay in total $23,400 in four installments for each vessel and the remaining amount of $35,100 plus extras for each vessel will be paid upon delivery of each vessel.

In June 2022, Navios Partners agreed to purchase two newbuilding liquified natural gas (LNG) dual fuel 7,700 TEU containerships, from an unrelated third party, for a purchase price of $120,610 each. The vessels are expected to be delivered into Navios Partners’ fleet during the second half of 2024. Navios Partners agreed to pay in total $48,244 in four installments for each vessel and the remaining amount of $72,366 for each vessel will be paid upon delivery of the vessel. The closing of the transaction is subject to completion of customary documentation, including the issuance of refund guarantees.

Upon acquisition of the majority of outstanding stock of Navios Acquisition, Navios Partners assumed the following commitments:

In September 2018, Navios Acquisition agreed to a 12-year bareboat charter-in agreement with de-escalating purchase options for Baghdad and Erbil, two newbuilding Japanese VLCCs of 313,433 dwt and 313,486 dwt, respectively. On October 28, 2020, Navios Acquisition took delivery of the Baghdad. The average daily rate under bareboat charter-in agreement of Baghdad amounts to $21. On February 17, 2021, Navios Acquisition took delivery of the Erbil. The average daily rate under bareboat charter-in agreement of Erbil amounts to $21. As of June 30, 2022, the total amount of $2,642 is presented under the caption “Other long-term assets” in the condensed Consolidated Balance Sheets.

In the first quarter of 2019, Navios Acquisition exercised its option to a 12-year bareboat charter-in agreement with de-escalating purchase options for Nave Electron, a newbuilding Japanese VLCC of 313,239 dwt. On August 30, 2021, Navios Partners took delivery of the Nave Electron. The average daily rate under bareboat charter-in agreement of the Nave Electron amounts to $21. As of June 30, 2022, the total amount of $1,900 is presented under the caption “Other long-term assets” in the condensed Consolidated Balance Sheets.

In the second quarter of 2020, Navios Acquisition exercised its option for Nave Celeste, a newbuilding Japanese VLCC of 313,418 dwt under a 12-year bareboat charter agreement with de-escalating purchase options. On July 5, 2022, Navios Partners took delivery of the Nave Celeste. The average daily rate under this bareboat charter-in agreement will amount to $21. As of June 30, 2022, the total amount of $294 is presented under the caption “Other long-term assets” in the condensed Consolidated Balance Sheets.

As of June 30, 2022, the Company’s future minimum lease commitments under the Company’s charter-in contracts, are as follows:

Period ending June 30,	Amount
2023	53,366
2024	64,200
2025	63,725
2026	63,509
2027	62,925
2028 and thereafter	418,545
Total	$726,270